Note 27 - Earnings Per Share	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
27	Earnings per share

Weighted average number of shares – Basic earnings per share
(in number of shares)	2024	2023	2022	2021	2020	2019
Issued shares at the beginning of year (note 25)	19,188,073	12,833,126	12,756,606	12,118,823	10,763,041	10,603,153
Weighted average shares issued	12,934	5,792,435	74,214	51,462	940,489	138,736
Weighted average number of shares at December 31	19,201,007	18,625,561	12,830,820	12,170,285	11,703,530	10,741,889

Weighted average number of shares - Diluted earnings per share
(in number of shares)	2024	2023	2022	2021	2020	2019
Weighted average at December 31	19,201,007	18,625,561	12,830,820	12,170,285	11,703,530	10,741,889
Effect of dilutive options	1,594	6,550	6,482	6,933	13,173	5,229
Weighted average number of shares (diluted) at December 31	19,202,601	18,632,111	12,837,302	12,177,218	11,716,703	10,747,118

The average market value of the Company’s shares for purposes of calculating the dilutive effect of share options was based on quoted market prices for the year during which the options were outstanding. Options of 8,406 (2023: 13,450, 2022: 13,518) were excluded from the dilutive earnings per share calculation as these options were anti-dilutive.

The quantity of options outstanding as at year end that were out of the money amounted to $1 (2023: $Nil, 2022: $Nil) options.

The calculation of total basic and diluted earnings per share for the year ended December 31, 2024 was calculated as follows:

	2024	*2023	*2022	*2021	*2020	*2019
Profit for the year attributable to owners of the Company (basic and diluted)	17,899	(7,862)	11,239	17,396	18,859	21,305
Blanket Mine Employee Trust Adjustment	(389)	(262)	(363)	(326)	(485)	(986)
Profit attributable to ordinary shareholders (basic and diluted)	17,510	(8,124)	10,876	17,070	18,374	20,319
Basic earnings (loss) per share - $	0.91	(0.44)	0.85	1.40	1.57	1.94
Diluted earnings (loss) per share - $	0.91	(0.44)	0.85	1.40	1.57	1.94

* Restated, refer to note 41.

Basic earnings are adjusted for the amounts that accrue to other equity holders of subsidiaries upon the full distribution of post-acquisition earnings to shareholders.

Diluted earnings are calculated on the basis that the unpaid ownership interests of Blanket Mine’s indigenous shareholders are effectively treated as options whereby the weighted average fair value for the period of the Blanket Mine shares issued to the indigenous shareholders and which are subject to settlement of the loan accounts is compared to the balance of the loan accounts and any excess portion is regarded as dilutive. The difference between the number of Blanket Mine shares subject to the settlement of the loan accounts and the number of Blanket Mine shares that would have been issued at the average fair value, is treated as the issue of shares for no consideration and regarded as dilutive shares. The calculated dilution is taken into account with additional earnings attributable to the dilutive shares in Blanket Mine, if any. The interest of the NIEEF shareholding was anti-dilutive (i.e., the value of the options was less than the outstanding loan balance). Accordingly, there was no adjustment to fully diluted earnings attributable to shareholders.